Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 2,717,936	$ 5,828,548	$ 4,273,208
Restricted cash and cash equivalents	714,652	736,667	728,163
Accounts receivable, net	281,197	280,692	159,712
Accounts receivable – related parties, net	145,399	145,399	143,435
Due from related parties	2,715,375	1,286,618	696,255
Inventory, net	22,700	25,975
Short-term Investment	95,553	108,147
Prepayment for long-term investments	663,798	684,720
Prepaid expense and other current assets	631,321	528,354	172,193
Total Current Assets	7,987,931	9,625,120	6,172,966
Property and equipment, net	598,648	525,881	514,834
Operating lease right-of-use assets	1,382,695	1,471,899	1,772,747
Goodwill, net
Long-term investments	904,254	932,755	1,190,727
Deferred tax assets	1,036,830	981,912	1,790,597
Prepaid expenses – noncurrent	115,664	119,309	119,315
Security deposits	40,733	41,157	45,519
Total Assets	12,066,755	13,698,033	11,606,705
Current Liabilities
Accounts payable			23,044
Short-term bank loans	1,609,750	1,640,000	1,629,000
Short-term loan			100,000
Notes payable			106,800
Accrued expenses and other current liabilities	1,247,558	1,300,803	2,118,854
Advance from customers	10,985	10,985	12,070
Operating lease liabilities – current portion	349,008	347,100	316,178
Due to related parties	446,397	393,424	288,445
Convertible notes payable – related parties, current portion			250,000
Total Current Liabilities	3,663,698	3,692,312	4,844,391
Paycheck Protection Program Loan Payable			124,400
Tenant security deposit	7,980	10,580	19,280
Operating lease liability – noncurrent portion	1,033,686	1,124,799	1,456,567
Convertible notes payable – noncurrent portion			2,500,000
Total Liabilities	4,705,364	4,827,691	8,944,638
Equity
Preferred stock, $0.001 par value, 20,000,000 authorized, nil shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 authorized, 30,307,329 and 28,926,322 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	30,307	28,926	24,420
Additional paid-in capital	62,578,549	58,113,667	40,751,807
Stock subscription receivable	(2,031,660)	(2,257,400)	(3,160,360)
Accumulated deficit	(44,476,640)	(38,481,200)	(25,642,387)
Accumulated other comprehensive income	426,321	539,660	564,860
Treasury stock	(9,100,000)	(9,100,000)	(9,100,000)
Total Stockholders’ Equity	7,426,877	8,843,653	3,438,340
Noncontrolling interest	(65,486)	26,689	(776,273)
Total Equity	7,361,391	8,870,342	2,662,067
Total Liabilities and Equity	$ 12,066,755	$ 13,698,033	$ 11,606,705